FINANCING RECEIVABLES, NET - Schedule of aging of Financing receivables (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	¥ 16,339,718	$ 2,238,532	¥ 87,493,512
1-30 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	151,676	20,780	725,481
31-60 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	330,761	45,314	4,855,149
61-90 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	2,339,039	320,447	12,799,478
91-120 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	3,926,692	537,955	22,550,528
121-150 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	4,729,843	647,986	23,294,975
151-180 days past due
Financing Receivable, Recorded Investment, Past Due
Finance lease receivables	¥ 4,861,707	$ 666,050	¥ 23,267,901